SHARE CAPITAL (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013	Dec. 31, 2014 Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Issuance to Selling Shareholders of Motel 168 [Member] USD ($)	Sep. 30, 2014 Issuance to Selling Shareholders of Motel 168 [Member] Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Issuance to Selling Shareholders of Motel 168 [Member] ADS [Member] USD ($)
Class of Stock [Line Items]
Shares authorized, value			$ 1,000,000	$ 1,000,000
Shares authorized, number of shares	200,000,000	200,000,000	200,000,000	200,000,000
Shares newly issued, value					105,008
Shares newly issued, number of shares						8,149,616
Shares newly issued, price (in US dollars per share)						$ 12.885	$ 25.77
Total value of capital issued	667,314